Note 28 - Trade and Other Payables - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade payables and accruals	$ 2,510	$ 2,939
Electricity accrual	4,054	5,827
Audit fee	239	231
Other payables	690	584
Financial liabilities	7,493	9,581
Production and management bonus accrual - Blanket Mine		789
Other employee benefits	669	552
Leave pay	1,889	1,738
Non-financial liabilities	2,558	3,079
Total	$ 10,051	$ 12,660